Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Equity

Note 12 – Equity

Ordinary shares

The Company adopted a dual-class share structure. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to twenty votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.

The Company completed the initial public offering (“IPO”) in 2020 with new issuance of totaling 19,264,337 Class A ordinary shares at a price of $5.23 per share. Net proceeds raised by the Company from the IPO amounted to approximately $92 million after deducting underwriting discounts and commissions and other offering expenses. The Company received all the net proceeds on July 2, 2020.

The Company commenced an additional offering with new issuance of totaling 8,000,000 units at a price of $5.25 per unit in November 2020 (the “November 2020 Offering”), intending to raise $42 million funding prior to deducting underwriting discounts and commissions and other offering expenses. Each unit consists of one share of Class A ordinary shares and one warrant to purchase one-half of a Class A ordinary share. As of December 31, 2020, the Company completed the offering of 4,600,000 units in relation to the November 2020 Offering and received net proceeds of approximately $23 million. The units issued consisting of an aggregate of 4,600,000 shares of Class A ordinary shares and 4,600,000 warrant which can be exercised for 2,300,000 shares of Class A ordinary shares. In January 2021, the Company completed the November 2020 Offering by selling another 3,400,000 units for net proceeds of approximately $17 million. The units issued consisting of an aggregate of 3,400,000 shares of Class A ordinary shares and 3,400,000 warrant which can be exercised for 1,700,000 shares of Class A ordinary shares.

In February 2021, the Company launched another offering for an aggregate of 19,200,000 units at $5 per unit (the “February 2021 Offering”). Each unit offered in the February 2021 Offering consist of one Class A ordinary share and one warrant to purchase one-half of one Class A ordinary share. The warrants are immediately exercisable and expire on the fifth anniversary of the original issuance date. The exercise price of each two warrant is $5.25. The warrants may be exercised only for a whole number of shares and the Company does not issue fractional shares upon exercise of the warrants. The Company completed the February 2021 Offering by selling 19,200,000 units and received net proceeds of approximately $90 million. The units issued consisting of an aggregate of 19,200,000 shares of Class A ordinary shares and 19,200,000 warrant which can be exercised for 9,600,000 shares of Class A ordinary shares.

The Company also entered into inducement agreements with certain investors (the “Holders”) in February 2021 to induce them to exercise the warrants issued to them in connection with the November 2020 Offering and the February 2021 Offering for all 13,600,000 Class A ordinary shares available for exercise thereunder (the “Warrant Inducement Offering”). The Holders exercised these warrants, in full, and were issued 13,600,000 Class A ordinary shares as a result of such exercises, with the Company receiving aggregate net proceeds of approximately $68 million after deducting sales commissions payable to the warrant solicitation agents and related expenses. Additionally, as consideration for their exercise of such warrants, the Company issued to the Holders the new warrants, which are exercisable, anytime within five (5) years from the date on which they became exercisable, at an exercise price of $11.06 per share, for an aggregate of up to the 13,600,000 Class A ordinary shares.

In March 2021, the Company launched another offering for an aggregate of 14,000,000 units at $6.1 per unit (the “March 2021 Offering”). Each unit offered in the March 2021 Offering consist of one Class A ordinary share and one warrant to purchase one-half of one Class A ordinary share. The warrants are immediately exercisable and expire on the fifth anniversary of the original issuance date. The exercise price of each two warrant is $6.59. The warrants may be exercised only for a whole number of shares and the Company does not issue fractional shares upon exercise of the warrants. The Company completed the March 2021 Offering by selling 14,000,000 units and received net proceeds of approximately $80 million. The units issued consisting of an aggregate of 14,000,000 shares of Class A ordinary shares and 14,000,000 warrant which can be exercised for 7,000,000 shares of Class A ordinary shares.

Warrants

The following table sets forth the Company’s warrant activities for the years ended December 31, 2021, 2020 and 2019:

	Number of shares	Weight- average
	issuable	exercise price
Balance at January 1, 2019	-	$-
Outstanding and exercisable at January 1, 2019	-	-
Balance at December 31, 2019	-	-
Outstanding and exercisable at December 31, 2019	-	-
Granted	2,300,000	5.50
Balance at December 31, 2020	2,300,000	5.50
Outstanding and exercisable at December 31, 2020	2,300,000	5.50
Granted	31,900,000	8.03
Exercised	(13,600,000)	5.32
Balance at December 31, 2021	20,600,000	9.54
Outstanding and exercisable at December 31, 2021	20,600,000	$9.54

The intrinsic value of these warrants was approximately nil and $1.3 million as of December 31, 2021 and 2020, respectively.